Condensed Consolidated Interim Balance Sheet (Unaudited) (Parentheticals) - $ / shares	Sep. 30, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Forfeiture shares, par value (in Dollars per share)
Forfeiture shares, authorized	0	359,375
Forfeiture shares, issued	0	359,375
Forfeiture shares, outstanding	0	359,375
Ordinary shares, par value (in Dollars per share)
Ordinary shares, shares authorized	700,000,000	700,000,000
Ordinary shares, shares issued	111,388,173	107,614,972
Ordinary shares, shares outstanding	101,575,379	106,342,415
Treasury shares at cost	9,453,419	625,682